GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of carrying amount of goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 2,246,619	$ 2,403,722
Impairment	(1,568,309)	(157,103)
Acquisitions	1,049,798
Goodwill, Ending Balance	1,728,108	2,246,619
Owned Service Network
Goodwill [Roll Forward]
Goodwill, Beginning Balance	2,246,619	2,403,722
Impairment	(1,568,309)	(157,103)
Acquisitions	259,347
Goodwill, Ending Balance	938,154	$ 2,246,619
Transportation
Goodwill [Roll Forward]
Acquisitions	790,451
Goodwill, Ending Balance	$ 790,451